Disposal of subsidiaries - Narrative (Details) - Disposed by sale ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Oct. 01, 2020 HKD ($)	Oct. 01, 2020 CNY (¥)	Jul. 01, 2020 HKD ($)	Jul. 01, 2020 CNY (¥)
EGO Fashion Hong Kong Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of equity interest ( as a percentage)				51.00%	51.00%
Cash consideration				$ 2,346	¥ 2,143
Waived contingent consideration from business acquisition (Note 5)				$ 366	¥ 334
Loss on derecognition of assets and liabilities	¥ (999)
Wang Pok
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of equity interest ( as a percentage)		51.00%	51.00%
Waived contingent consideration from business acquisition (Note 5)		$ 16,283	¥ 14,308
Loss on derecognition of assets and liabilities	¥ 11,576